Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000233044 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233044 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233044 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | BYT9340 | Scout24 A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233044 | 7107250 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233044 | 6489465 | Kotobuki Spirits Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233044 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233044 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233044 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233044 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233044 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233044 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233044 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000233044 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000233044 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000233044 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000233044 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233044 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233044 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233044 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233044 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233044 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233044 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233044 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000233044 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000233044 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233044 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233044 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000233044 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.40%
C000233044 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233044 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.10%
C000233045 | 665279873 | Northern Institutional Treasury Portfolio
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233045 | 6570660 | Maruwa Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000233045 | 00912X302 | Air Lease Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | 0182663 | Diploma plc
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | B8KH5G7 | TMX Group Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | BYT9340 | Scout24 A.G.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000233045 | 7107250 | OPAP S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000233045 | 6489465 | Kotobuki Spirits Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | BNV08F0 | Ventia Services Group Pty Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | 6190563 | Chiba Bank Ltd. (The)
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000233045 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000233045 | France
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000233045 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000233045 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000233045 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000233045 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000233045 | United States
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000233045 | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000233045 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000233045 | Japan
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000233045 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233045 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000233045 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000233045 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233045 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000233045 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000233045 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000233045 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000233045 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000233045 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000233045 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000233045 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000233045 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	95.40%
C000233045 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	4.50%
C000233045 | InvestmentType_Right
Holdings [Line Items]
Percent of Total Investments	0.10%
C000095114 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000095114 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 407497106 | Hamilton Lane, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000095114 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000095114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000095114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000095114 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000095114 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000095114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000095114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000095114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000095114 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000095114 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000095114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000095114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000095114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000095114 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000095114 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000109647 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000109647 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 407497106 | Hamilton Lane, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109647 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000109647 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109647 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000109647 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000109647 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000109647 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000109647 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000109647 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000109647 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000109647 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000109647 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000109647 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000109647 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000109647 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000109647 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000124573 | 037833100 | Apple, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000124573 | 91324P102 | UnitedHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 761152107 | ResMed, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 407497106 | Hamilton Lane, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 032095101 | Amphenol Corporation, Class A
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000124573 | 824348106 | Sherwin-Williams Company (The)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | 92826C839 | Visa, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | 617446448 | Morgan Stanley
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000124573 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000124573 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000124573 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000124573 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000124573 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000124573 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000124573 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000124573 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000124573 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000124573 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000124573 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000124573 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000124573 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	99.90%
C000124573 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000209896 | 407497106 | Hamilton Lane, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000209896 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 19247A100 | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209896 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | 525558201 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000209896 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209896 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000209896 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209896 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209896 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000209896 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000209896 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000209896 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000209896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209896 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000209896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000209896 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209896 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000209896 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000209896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000209896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000209896 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
C000209896 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%
C000178802 | 407497106 | Hamilton Lane, Inc., CLASS A
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178802 | 29261A100 | Encompass Health Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 19247A100 | Cohen & Steers, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178802 | 29358P101 | Ensign Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | 525558201 | LeMaitre Vascular, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178802 | 920253101 | Valmont Industries, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 759509102 | Reliance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178802 | 49714P108 | Kinsale Capital Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000178802 | 854231107 | Standex International Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000178802 | 36168Q104 | GFL Environmental, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000178802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000178802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000178802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000178802 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000178802 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000178802 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000178802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000178802 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000178802 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000178802 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000178802 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000178802 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.40%
C000178802 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.60%